PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	September 30,	December 31,
	2016	2015
Cost
Buildings	$5,148,548	$4,944,672
Furniture, fixtures and equipment	897,495	885,724
Leasehold improvements	760,146	775,422
Plant and gaming machinery	226,893	228,591
Transportation	87,370	88,590
Construction in progress	631,211	563,720

Sub-total	7,751,663	7,486,719
Less: accumulated depreciation and amortization	(2,037,642)	(1,726,490)

Property and equipment, net	$5,714,021	$5,760,229